CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 3,125	$ 4,261
Restricted cash		25	10
Short-term deposits		1,016	0
Prepaid expenses and other current assets		185	157
Total current assets		4,351	4,428
Non-current assets
Intangible assets, net		7,405	0
Goodwill		186	0
Operating lease right of use asset		26	62
Property and equipment, net		30	35
Total non-current assets		7,647	97
Total assets		11,998	4,525
Current liabilities:
Trade payables		213	296
Employees and related liabilities		339	197
Operating lease liability		21	45
Accrued expenses		1,868	1,904
Total current liabilities		2,441	2,442
Non-current liabilities:
Provision for unrecognized tax positions		267	259
Total non-current liabilities		267	259
Total liabilities		2,708	2,701
Commitments
Shareholders’ Equity:
Ordinary shares, No par value; Authorized: 12,000,000 and 500,000 shares as of December 31, 2025, and 2024, respectively; Issued and outstanding: 830,613 and 341,827 shares as of December 31, 2025, and 2024, respectively	[1]	0	0
Additional paid-in capital	[1]	69,832	58,275
Accumulated deficit		(61,289)	(56,451)
Total equity attributable to shareholders of the Company		8,543	1,824
Non-controlling interests		747	0
Equity, Including Portion Attributable to Noncontrolling Interest, Total		9,290	1,824
Total liabilities and equity		$ 11,998	$ 4,525

[1]	All share amounts in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split (Note 1d)